Changes in Equity and Earnings per Share - Additional Information (Detail) € / shares in Units, $ in Millions				12 Months Ended
	Oct. 29, 2025 USD ($) shares	Apr. 30, 2025 EUR (€) € / shares	Apr. 24, 2024 EUR (€) € / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 11, 2026 EUR (€) € / shares	Dec. 31, 2025 EUR (€) € / shares shares	Oct. 29, 2025 EUR (€) € / shares shares	Apr. 28, 2021 USD ($)
Disclosure of classes of share capital [line items]
Issued capital | $				$ 1,736	$ 1,736
Dividend declared per share | € / shares							€ 1	€ 1.15
Dividend declared | €		€ 1,986,000,000	€ 1,645,000,000				€ 1,972,000,000	€ 2,268,000,000	€ 296,000,000
Dividend paid date	Nov. 20, 2025	May 08, 2025	May 07, 2024
Profit attributable to equity holders | $				6,837	5,855	$ 5,341
Diluted earnings per share based on the profit | $				$ 6,837	$ 5,855	$ 5,341
Number of antidilutive share options outstanding				22,000,000	40,000,000	46,000,000		22,000,000
Dividend payout date	Oct. 29, 2025	Apr. 30, 2025	Apr. 24, 2024
Dividend Proposed [Member]
Disclosure of classes of share capital [line items]
Dividend proposed per share | € / shares		€ 1	€ 0.82						€ 0.15
Ambev [member]
Disclosure of classes of share capital [line items]
Share buyback for an amount | $				$ 323
Stock Lending Arrangements [Member]
Disclosure of classes of share capital [line items]
Number Of Borrowed Shares Outstanding				26,700,000
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares				222,041,979
Par value per share | € / shares								€ 0.61
Treasury shares owned by company				$ 51,266,673				€ 41,778,750,000,000
Number of treasury shares owned by ABI & subsidiaries				68,489,754				68,489,754
Stock repurchase program, authorized amount | $	$ 6,000									$ 2,000
SAB Combination [Member]
Disclosure of classes of share capital [line items]
Number of restricted shares issued				326,000,000
Number of restricted shares converted into ordinary shares				104,000,000
Top of range [member]
Disclosure of classes of share capital [line items]
Tax withholding percentage				15.00%
Parent [member]
Disclosure of classes of share capital [line items]
Issued capital				$ 1,736				€ 1,238,608,344.12
Number of shares authorized				2,019,241,973				2,019,241,973
Unissued capital | €								€ 37,000,000
Number of treasury shares owned by ABI & subsidiaries				68,489,754				68,489,754
Parent [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of treasury shares owned by ABI				67,851,393				67,851,393
Percentage of shares repurchased	0.32%			1.71%				1.71%	0.32%
Stock repurchased during period, value | $	$ 400			$ 2,000
Stock repurchased during period, shares	6,421,554			34,615,419				34,615,419	6,421,554